CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Income	$ 1,240	$ 1,254	$ 1,210
Unrealized gain (loss) on derivative instruments, net of tax expense (benefit) of ($1),$13, and $1	(3)	43	1
Amounts reclassified into earnings related to derivative instruments, net of tax expense (benefit) of $0, $(8) and $4	0	(26)	13
Other comprehensive income (loss):
Foreign currency translation, net of tax expense (benefit) of $(1), $(12) and $2	34	(150)	9
Net defined benefit pension cost and post retirement plan costs:
Change in actuarial net gain (loss), net of tax expense (benefit) of $(5), $9 and $74	(10)	69	218
Change in net prior service benefit, net of tax benefit of $0, $0 and $0	(1)	(1)	(1)
Other Comprehensive Income (Loss)	20	(65)	240
Total comprehensive income	$ 1,260	$ 1,189	$ 1,450